Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

We and certain of our subsidiaries are subject to numerous contingencies arising in the ordinary course of business. For a discussion of our tax contingencies, see Note 5D.

A. Legal Proceedings

Our non-tax contingencies include, but are not limited to, the following:

•
Patent litigation, which typically involves challenges to the coverage and/or validity of patents on various products, processes or dosage forms. We are the plaintiff in the vast majority of these actions. An adverse outcome in actions in which we are the plaintiff could result in loss of patent protection for a drug, a significant loss of revenues from that drug or impairment of the value of associated assets.

•
Product liability and other product-related litigation, which can include personal injury, consumer, off-label promotion, securities, antitrust and breach of contract claims, among others, often involves highly complex issues relating to medical causation, label warnings and reliance on those warnings, scientific evidence and findings, actual, provable injury and other matters.

•	Commercial and other matters, which can include merger-related and product-pricing claims and environmental claims and proceedings, can involve complexities that will vary from matter to matter.

•	Government investigations, which often are related to the extensive regulation of pharmaceutical companies by national, state and local government agencies in the U.S. and in other countries.

Certain of these contingencies could result in losses, including damages, fines and/or civil penalties, and/or criminal charges, which could be substantial.

We believe that our claims and defenses in these matters are substantial, but litigation is inherently unpredictable and excessive verdicts do occur. We do not believe that any of these matters will have a material adverse effect on our financial position. However, we could incur judgments, enter into settlements or revise our expectations regarding the outcome of certain matters, and such developments could have a material adverse effect on our results of operations in the period in which the amounts are accrued and/or our cash flows in the period in which the amounts are paid.

We have accrued for losses that are both probable and reasonably estimable. Substantially all of our contingencies are subject to significant uncertainties and, therefore, determining the likelihood of a loss and/or the measurement of any loss can be complex. Consequently, we are unable to estimate the range of reasonably possible loss in excess of amounts accrued. Our assessments are based on estimates and assumptions that have been deemed reasonable by management, but the assessment process relies heavily on estimates and assumptions that may prove to be incomplete or inaccurate, and unanticipated events and circumstances may occur that might cause us to change those estimates and assumptions.

Amounts recorded for legal and environmental contingencies can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions.

The principal pending matters to which we are a party are discussed below. In determining whether a pending matter is a principal matter, we consider both quantitative and qualitative factors in order to assess materiality, such as, among other things, the amount of damages and the nature of any other relief sought in the proceeding, if such damages and other relief are specified; our view of the merits of the claims and of the strength of our defenses; whether the action purports to be, or is, a class action and, if not certified, our view of the likelihood that a class will be certified by the court; the jurisdiction in which the proceeding is pending; any experience that we or, to our knowledge, other companies have had in similar proceedings; whether disclosure of the action would be important to a reader of our financial statements, including whether disclosure might change a reader’s judgment about our financial statements in light of all of the information that is available to the reader; the potential impact of the proceeding on our reputation; and the extent of public interest in the matter. In addition, with respect to patent matters in which we are the plaintiff, we consider, among other things, the financial significance of the product protected by the patent. As a result of considering qualitative factors in our determination of principal matters, there are some matters discussed below with respect to which management believes that the likelihood of possible loss in excess of amounts accrued is remote.

A1. Legal Proceedings––Patent Litigation

Like other pharmaceutical companies, we are involved in numerous suits relating to our patents, including but not limited to, those discussed below. Most of the suits involve claims by generic drug manufacturers that patents covering our products, processes or dosage forms are invalid and/or do not cover the product of the generic drug manufacturer. Also, counterclaims, as well as various independent actions, have been filed alleging that our assertions of, or attempts to enforce, patent rights with respect to certain products constitute unfair competition and/or violations of antitrust laws. In addition to the challenges to the U.S. patents on a number of our products that are discussed below, patent rights to certain of our products are being challenged in various other countries. We are also party to other patent damages suits in various jurisdictions pursuant to which generic drug manufacturers, payers, governments or other parties are seeking damages from us for alleged delay of generic entry. Additionally, our licensing and collaboration partners face challenges by generic drug manufacturers to patents covering several of their products that may impact our licenses or co-promotion rights to such products. We are also subject to patent litigation pursuant to which one or more third parties seeks damages and/or injunctive relief to compensate for alleged infringement of its patents by our commercial or other activities. For example, our subsidiary, Hospira, is involved in patent and patent-related disputes over its attempts to bring generic pharmaceutical and biosimilar products to market. If one of our marketed products is found to infringe valid patent rights of a third party, such third party may be awarded significant damages, or we may be prevented from further sales of that product. Such damages may be enhanced as much as three-fold in the event that we or one of our subsidiaries, like Hospira, is found to have willfully infringed valid patent rights of a third party.

Actions In Which We Are The Plaintiff

Bosulif (bosutinib)
In December 2016, Wyeth LLC, Wyeth Pharmaceuticals Inc., and PF Prism C.V. (collectively, Wyeth) brought a patent-infringement action against Alembic Pharmaceuticals, Ltd, Alembic Pharmaceuticals, Inc. (collectively, Alembic), Sun Pharmaceutical Industries, Inc., and Sun Pharmaceutical Industries Limited (collectively, Sun), in the U.S. District Court for the District of Delaware in connection with abbreviated new drug applications respectively filed with the FDA by Alembic and Sun, each seeking approval to market generic versions of bosutinib. Both Alembic and Sun are challenging patents, which expire in 2026, covering polymorphic forms of bosutinib and methods of treating chronic myelogenous leukemia.

EpiPen
In July 2010, King, which we acquired in 2011 and is a wholly-owned subsidiary, brought a patent-infringement action against Sandoz, Inc., a division of Novartis AG (Sandoz), in the U.S. District Court for the District of New Jersey in connection with Sandoz’s abbreviated new drug application filed with the FDA seeking approval to market an epinephrine injectable product. Sandoz is challenging patents, which expire in 2025, covering the next-generation autoinjector for use with epinephrine that is sold under the EpiPen brand name.

Flector Patch (diclofenac)
In October 2015, the owners (Teikoku Seiyaku Co., Ltd. and Altergon SA) of a patent covering Pfizer's Flector Patch product, along with the New Drug Application holder (IBSA Institut Biochemique SA), brought a patent-infringement action against Actavis Laboratories UT, Inc. in the U.S. District Court for the District of Delaware in connection with an abbreviated new drug application filed by Actavis Laboratories UT, Inc. with the FDA requesting approval to launch a generic version of Flector Patch prior to the 2019 expiration of the patent. In August 2016, Pfizer subsidiary Alpharma Pharmaceuticals LLC was added as a plaintiff to the lawsuit.

Precedex Premix
In June 2014, Ben Venue Laboratories, Inc. (Ben Venue) notified our subsidiary, Hospira, that it had filed an abbreviated new drug application with the FDA seeking approval to market a generic version of Hospira’s premix version of Precedex and containing allegations that a patent relating to the use of Precedex in an intensive care unit setting, which expires in March 2019, was invalid or not infringed. In August 2014, Hospira and Orion Corporation (co-owner of the patent that is the subject of the lawsuit) filed suit against Ben Venue, Hikma Pharmaceuticals PLC (Hikma), and West-Ward Pharmaceutical Corp. in the U.S. District Court for the District of Delaware asserting the validity and infringement of the patent that is the subject of the lawsuit. In October 2014, Eurohealth International Sarl was substituted for Ben Venue and Hikma. In June 2016, this case was settled on terms not material to Pfizer.

In June 2015, Amneal Pharmaceuticals LLC (Amneal) notified Hospira that it had filed an abbreviated new drug application with the FDA seeking approval to market a generic version of Hospira’s premix version of Precedex and containing allegations that four patents relating to the Precedex premix formulations and their use, all of which expire in 2032, were invalid or not infringed. In August 2015, Hospira filed suit against Amneal in the U.S. District Court for the District of Delaware asserting the validity and infringement of the patents that are the subject of the lawsuit.

In December 2015, Fresenius Kabi USA LLC (Fresenius) notified Hospira that it had filed an abbreviated new drug application with the FDA seeking approval to market a generic version of Hospira’s premix version of Precedex and containing allegations that four patents relating to the Precedex premix formulations and their use, all of which expire in 2032, were invalid or not infringed. In January 2016, Hospira filed suit against Fresenius in the U.S. District Court for the Northern District of Illinois asserting the validity and infringement of the patents that are the subject of the lawsuit.

In August 2016, Par Sterile Products, LLC (Par) notified Hospira that it had filed an abbreviated new drug application with the FDA seeking approval to market a generic version of Hospira’s premix version of Precedex and containing allegations that four patents relating to the Precedex premix formulations and their use, all of which expire in 2032, were invalid or not infringed. In September 2016, Hospira filed suit against Par in the U.S. District Court for the District of Delaware asserting the validity and infringement of the patents that are the subject of the lawsuit. In December 2016, the case was stayed pending the outcome of Hospira’s suit against Amneal (including all appeals).

Toviaz (fesoterodine)
We have an exclusive, worldwide license to market Toviaz from UCB Pharma GmbH (UCB), which owns the patents relating to Toviaz.

Beginning in May 2013, several generic drug manufacturers notified us that they had filed abbreviated new drug applications with the FDA seeking approval to market generic versions of Toviaz and asserting the invalidity, unenforceability and/or non-infringement of all of our patents for Toviaz that are listed in the FDA’s list of Approved Drug Products with Therapeutic Equivalence Evaluations, commonly referred to as the “Orange Book”. Beginning in June 2013, we filed actions against all of those generic drug manufacturers in the U.S. District Court for the District of Delaware, asserting the infringement of five of the patents for Toviaz: three composition-of-matter patents and a method-of-use patent that expire in 2019 and a patent covering salts of fesoterodine that expires in 2022. In June and July 2015, we settled with four of the generic defendants. The trial relating to the four remaining defendants occurred in July 2015. In April 2016, the District Court held that the patents that were the subject of the lawsuit were valid and infringed. The defendants’ deadline to appeal this decision expired in June 2016.

In December 2014, Mylan Pharmaceuticals, Inc. (Mylan Pharmaceuticals) notified us that it had filed an abbreviated new drug application with the FDA seeking approval to market a generic version of Toviaz and asserting the invalidity, unenforceability and/or non-infringement of all of our patents for Toviaz that are listed in the Orange Book. In January 2015, we filed an action against Mylan Pharmaceuticals in the U.S. District Court for the District of Delaware, asserting the infringement of five of the patents for Toviaz: three composition-of-matter patents and a method-of-use patent that expire in 2019 and a patent covering salts of fesoterodine that expires in 2022. In January 2017, the District Court issued a verdict finding that the five patents that are the subject of the lawsuit are valid and infringed.

Tygacil (tigecycline)
In November 2014, Mylan Laboratories Limited (formerly Agila Specialties Private Limited) (Mylan Laboratories) notified us that it had filed an abbreviated new drug application with the FDA seeking approval to market a generic version of Tygacil. Mylan Laboratories asserts the invalidity and non-infringement of the polymorph patent for Tygacil that expires in 2030 and the formulation patent for Tygacil that expires in 2029. Mylan Laboratories has not challenged the composition-of-matter patent. In January 2015, we filed suit against Mylan Laboratories in the U.S. District Court for the District of Delaware, asserting the validity and infringement of the polymorph patent and the formulation patent for Tygacil. In December 2016, we settled our claims against Mylan Laboratories on terms not material to Pfizer and the case was dismissed.

In addition, in September 2015 and December 2015, we received notices of Section 505(b)(2) new drug applications filed by each of Mylan Laboratories and Accord Healthcare Inc. (Accord) for tigecycline injectable products. Mylan Laboratories and Accord assert the invalidity and non-infringement of the polymorph patent for Tygacil and two formulation patents for Tygacil that expire in 2028 and 2029, respectively. In October 2015, we filed suit against Mylan Laboratories in the U.S. District Court for the District of Delaware and in the U.S. District Court for the District of West Virginia asserting the validity and infringement of the patents that are the subject of the lawsuit. In December 2016, we settled our claims against Mylan Laboratories on terms not material to Pfizer and the case against Mylan Laboratories was dismissed.

In February 2016, we filed suit against Accord in the U.S. District Court for the District of Delaware and in the U.S. District Court for the Middle District of North Carolina asserting the validity and infringement of the patents that are the subject of the lawsuit. In February 2017, we settled our claims against Accord on terms not material to Pfizer and the case against Accord was dismissed.

Xeljanz (tofacitinib)
In February 2017, we brought a patent-infringement action against MicroLabs USA Inc. and MicroLabs Ltd. (collectively, MicroLabs) in the U.S. District Court for the District of Delaware asserting the infringement and validity of three patents challenged by MicroLabs in its abbreviated new drug application seeking approval to market a generic version of tofacitinib 5 mg tablets. Of the three patents that are the subject of the lawsuit, one covers the active ingredient and expires in December 2020, the second covers an enantiomer of tofacitinib and expires in 2022, and the third covers a polymorphic form of tofacitinib and expires in 2023. Three other patents for Xeljanz expiring in December 2020 have not been challenged by MicroLabs.

Separately, also in February 2017, we brought a patent-infringement action against Sun Pharmaceutical Industries Ltd. in the U.S. District Court for the District of Delaware asserting the infringement and validity of our patent covering a polymorphic form of tofacitinib, expiring in 2023, that was challenged by Sun Pharmaceutical Industries Ltd. in its abbreviated new drug application seeking approval to market a generic version of tofacitinib 11 mg extended release tablets.

Xtandi (enzalutamide)
In December 2016, Medivation and Medivation Prostate Therapeutics, Inc. (collectively, the Medivation Group); Astellas Pharma Inc., Astellas US LLC and Astellas Pharma US, Inc. (collectively, Astellas); and The Regents of the University of California filed patent-infringement suits in the U.S. District Court for the District of Delaware against Actavis Laboratories FL, Inc. and Actavis LLC (collectively, Actavis); and Zydus Pharmaceuticals (USA) Inc. and Cadila Healthcare Ltd (collectively, Zydus); and Apotex Inc. and Apotex Corp. (collectively, Apotex) in connection with those companies’ respective abbreviated new drug applications filed with the FDA for approval to market generic versions of enzalutamide. The generic manufacturers are challenging patents, which expire as early as 2026, covering enzalutamide and treatments for prostate cancer.
Matters Involving Our Collaboration/Licensing Partners
Nexium 24HR (esomeprazole)
We have an exclusive license from AstraZeneca PLC (AstraZeneca) to market in the U.S. the OTC version of Nexium (Nexium 24HR). Beginning in October 2014, Actavis Laboratories FL, Inc., and subsequently Andrx Labs, LLC (Andrx), Perrigo Company plc (Perrigo), Lupin Limited and, in October 2015, Dr. Reddy’s Laboratories, Inc. & Ltd. (Dr. Reddy’s) notified us that they had filed abbreviated new drug applications with the FDA seeking approval to market generic versions of Nexium 24HR prior to the expiration of one or more of AstraZeneca’s patents listed in the Orange Book for Nexium 24HR. From November 2014 through November 2015, AstraZeneca filed actions against each of Actavis Laboratories FL, Inc., Andrx, Perrigo, Lupin Limited and Dr. Reddy’s in the U.S. District Court for the District of New Jersey asserting the infringement of the challenged patents. We are not a party to AstraZeneca’s patent-infringement actions.

Toviaz (fesoterodine)––Inter Partes Reviews
In January 2016, Mylan Pharmaceuticals and Mylan Laboratories filed petitions with the U.S. Patent & Trademark Office requesting Inter Partes Reviews of five of the patents covering fesoterodine, the active ingredient in Toviaz: three composition-of-matter patents and a method-of-use patent that expire in 2019 and a patent covering salts of fesoterodine that expires in 2022.  The patents are owned by UCB, and we have an exclusive, worldwide license to market Toviaz from UCB. In July 2016, the Patent Trial and Appeal Board agreed to institute Inter Partes Reviews of all five patents. Amerigen Pharmaceuticals Limited, Alembic Pharmaceuticals Limited and Torrent Pharmaceuticals Limited have joined the Inter-Partes Reviews.
Action In Which We Are The Defendant

Inflectra (infliximab-dyyb)
In March 2015, Janssen and New York University, together, brought a patent-infringement action in the U.S. District Court for the District of Massachusetts against Hospira, Celltrion Healthcare Co. Ltd. and Celltrion Inc. alleging that infliximab-dyyb, to be marketed by Hospira in the U.S. under the brand name Inflectra, would infringe six patents relating to infliximab, its manufacture and use. Four of the patents have since been dismissed by the plaintiffs, leaving two patents at issue in the ongoing action: the infliximab antibody patent and a patent relating to cell culture media. In August 2016, the U.S. District Court for the District of Massachusetts ruled that the antibody patent was invalid, and Janssen has appealed that ruling to the Court of Appeals for the Federal Circuit.

A2. Legal Proceedings––Product Litigation

Like other pharmaceutical companies, we are defendants in numerous cases, including but not limited to those discussed below, related to our pharmaceutical and other products. Plaintiffs in these cases seek damages and other relief on various grounds for alleged personal injury and economic loss.

Asbestos
Between 1967 and 1982, Warner-Lambert owned American Optical Corporation, which manufactured and sold respiratory protective devices and asbestos safety clothing. In connection with the sale of American Optical in 1982, Warner-Lambert agreed to indemnify the purchaser for certain liabilities, including certain asbestos-related and other claims. As of December 31, 2016, approximately 56,200 claims naming American Optical and numerous other defendants were pending in various federal and state courts seeking damages for alleged personal injury from exposure to asbestos and other allegedly hazardous materials. Warner-Lambert was acquired by Pfizer in 2000 and is a wholly-owned subsidiary of Pfizer. Warner-Lambert is actively engaged in the defense of, and will continue to explore various means of resolving, these claims.

Numerous lawsuits are pending against Pfizer in various federal and state courts seeking damages for alleged personal injury from exposure to products allegedly containing asbestos and other allegedly hazardous materials sold by Pfizer and certain of its previously owned subsidiaries.
There also are a small number of lawsuits pending in various federal and state courts seeking damages for alleged exposure to asbestos in facilities owned or formerly owned by Pfizer or its subsidiaries.
Effexor

•	Personal Injury Actions
A number of individual lawsuits and multi-plaintiff lawsuits have been filed against us and/or our subsidiaries in various federal and state courts alleging personal injury as a result of the purported ingestion of Effexor. Among other types of actions, the Effexor personal injury litigation includes actions alleging a variety of birth defects as a result of the purported ingestion of Effexor by women during pregnancy. Plaintiffs in these birth-defect actions seek compensatory and punitive damages. In August 2013, the federal birth-defect cases were transferred for consolidated pre-trial proceedings to a Multi-District Litigation (In re Effexor (Venlafaxine Hydrochloride) Products Liability Litigation MDL-2458) in the U.S. District Court for the Eastern District of Pennsylvania. Almost all plaintiffs have voluntarily dismissed their actions. The Multi-District Litigation, as well as the coordinated state court proceedings in California, have been administratively stayed.

•	Antitrust Actions
Beginning in May 2011, actions, including purported class actions, were filed in various federal courts against Wyeth and, in certain of the actions, affiliates of Wyeth and certain other defendants relating to Effexor XR, which is the extended-release formulation of Effexor. The plaintiffs in each of the class actions seek to represent a class consisting of all persons in the U.S. and its territories who directly purchased, indirectly purchased or reimbursed patients for the purchase of Effexor XR or generic Effexor XR from any of the defendants from June 14, 2008 until the time the defendants’ allegedly unlawful conduct ceased. The plaintiffs in all of the actions allege delay in the launch of generic Effexor XR in the U.S. and its territories, in violation of federal antitrust laws and, in certain of the actions, the antitrust, consumer protection and various other laws of certain states, as the result of Wyeth fraudulently obtaining and improperly listing certain patents for Effexor XR in the Orange Book, enforcing certain patents for Effexor XR and entering into a litigation settlement agreement with a generic drug manufacturer with respect to Effexor XR. Each of the plaintiffs seeks treble damages (for itself in the individual actions or on behalf of the putative class in the purported class actions) for alleged price overcharges for Effexor XR or generic Effexor XR in the U.S. and its territories since June 14, 2008. All of these actions have been consolidated in the U.S. District Court for the District of New Jersey.
In October 2014, the District Court dismissed the direct purchaser plaintiffs’ claims based on the litigation settlement agreement, but declined to dismiss the other direct purchaser plaintiff claims. In January 2015, the District Court entered partial final judgments as to all settlement agreement claims, including those asserted by direct purchasers and end-payer plaintiffs, which plaintiffs have appealed to the U.S. Court of Appeals for the Third Circuit. Motions to dismiss remain pending as to the end-payer plaintiffs’ remaining claims.

Zoloft
A number of individual lawsuits and multi-plaintiff lawsuits have been filed against us and/or our subsidiaries in various federal and state courts alleging personal injury as a result of the purported ingestion of Zoloft. Among other types of actions, the Zoloft personal injury litigation includes actions alleging a variety of birth defects as a result of the purported ingestion of Zoloft by women during pregnancy. Plaintiffs in these birth-defect actions seek compensatory and punitive damages and the disgorgement of profits resulting from the sale of Zoloft. In April 2012, the federal birth-defect cases were transferred for consolidated pre-trial proceedings to a Multi-District Litigation (In re Zoloft Products Liability Litigation MDL-2342) in the U.S. District Court for the Eastern District of Pennsylvania. A number of plaintiffs have voluntarily dismissed their actions. In April 2016, the District Court granted our motion for summary judgment, dismissing the claims of almost all of the remaining plaintiffs. In May 2016, the plaintiffs appealed the District Court’s decision to the U.S. Court of Appeals for the Third Circuit.
Lipitor

•	Antitrust Actions
Beginning in November 2011, purported class actions relating to Lipitor were filed in various federal courts against, among others, Pfizer, certain affiliates of Pfizer, and, in most of the actions, Ranbaxy, Inc. (Ranbaxy) and certain affiliates of Ranbaxy. The plaintiffs in these various actions seek to represent nationwide, multi-state or statewide classes consisting of persons or entities who directly purchased, indirectly purchased or reimbursed patients for the purchase of Lipitor (or, in certain of the actions, generic Lipitor) from any of the defendants from March 2010 until the cessation of the defendants’ allegedly unlawful conduct (the Class Period). The plaintiffs allege delay in the launch of generic Lipitor, in violation of federal antitrust laws and/or state antitrust, consumer protection and various other laws, resulting from (i) the 2008 agreement pursuant to which Pfizer and Ranbaxy settled certain patent litigation involving Lipitor, and Pfizer granted Ranbaxy a license to sell a generic version of Lipitor in various markets beginning on varying dates, and (ii) in certain of the actions, the procurement and/or enforcement of certain patents for Lipitor. Each of the actions seeks, among other things, treble damages on behalf of the putative class for alleged price overcharges for Lipitor (or, in certain of the actions, generic Lipitor) during the Class Period. In addition, individual actions have been filed against Pfizer, Ranbaxy and certain of their affiliates, among others, that assert claims and seek relief for the plaintiffs that are substantially similar to the claims asserted and the relief sought in the purported class actions described above. These various actions have been consolidated for pre-trial proceedings in a Multi-District Litigation (In re Lipitor Antitrust Litigation MDL-2332) in the U.S. District Court for the District of New Jersey.

In September 2013 and 2014, the District Court dismissed with prejudice the claims by direct purchasers. In October and November 2014, the District Court dismissed with prejudice the claims of all other Multi-District Litigation plaintiffs. All plaintiffs have appealed the District Court’s orders dismissing their claims with prejudice to the U.S. Court of Appeals for the Third Circuit. In addition, the direct purchaser class plaintiffs appealed the order denying their motion to amend the judgment and for leave to amend their complaint to the U.S. Court of Appeals for the Third Circuit.

Also, in January 2013, the State of West Virginia filed an action in West Virginia state court against Pfizer and Ranbaxy, among others, that asserts claims and seeks relief on behalf of the State of West Virginia and residents of that state that are substantially similar to the claims asserted and the relief sought in the purported class actions described above.

•	Personal Injury Actions
A number of individual and multi-plaintiff lawsuits have been filed against us in various federal and state courts alleging that the plaintiffs developed type 2 diabetes as a result of the purported ingestion of Lipitor. Plaintiffs seek compensatory and punitive damages.
In February 2014, the federal actions were transferred for consolidated pre-trial proceedings to a Multi-District Litigation (In re Lipitor (Atorvastatin Calcium) Marketing, Sales Practices and Products Liability Litigation (No. II) MDL-2502) in the U.S. District Court for the District of South Carolina. In 2016, certain cases in the Multi-District Litigation were remanded to federal courts in California and certain state courts.  In January 2017, the District Court granted our motion for summary judgment, dismissing substantially all of the remaining cases pending in the Multi-District Litigation. In January 2017, the plaintiffs appealed the District Court's decision to the U.S. Court of Appeals for the Fourth Circuit.
Viagra
A number of individual and multi-plaintiff lawsuits have been filed against us in various federal and state courts alleging that the plaintiffs developed melanoma and/or the exacerbation of melanoma as a result of the purported ingestion of Viagra. Plaintiffs seek compensatory and punitive damages.
In April 2016, the federal actions were transferred for coordinated pre-trial proceedings to a Multi-District Litigation (In Re: Viagra (Sildenafil Citrate) Products Liability Litigation, MDL-2691) in the U.S. District Court for the Northern District of California.
Chantix/Champix
Beginning in December 2008, purported class actions were filed against us in the Ontario Superior Court of Justice (Toronto Region), the Superior Court of Quebec (District of Montreal), the Court of Queen’s Bench of Alberta, Judicial District of Calgary, and the Superior Court of British Columbia (Vancouver Registry) on behalf of all individuals and third-party payers in Canada who have purchased and ingested Champix or reimbursed patients for the purchase of Champix. Each of these actions asserts claims under Canadian product liability law, including with respect to the safety and efficacy of Champix, and, on behalf of the putative class, seeks monetary relief, including punitive damages. In June 2012, the Ontario Superior Court of Justice certified the Ontario proceeding as a class action, defining the class as consisting of the following: (i) all persons in Canada who ingested Champix during the period from April 2, 2007 to May 31, 2010 and who experienced at least one of a number of specified neuropsychiatric adverse events; (ii) all persons who are entitled to assert claims in respect of Champix pursuant to Canadian legislation as the result of their relationship with a class member; and (iii) all health insurers who are entitled to assert claims in respect of Champix pursuant to Canadian legislation. The Ontario Superior Court of Justice certified the class against Pfizer Canada Inc. only and ruled that the action against Pfizer should be stayed until after the trial of the issues that are common to the class members. The actions in Quebec, Alberta and British Columbia have been stayed in favor of the Ontario action, which is proceeding on a national basis.

Celebrex
Beginning in July 2014, purported class actions were filed in the U.S. District Court for the Eastern District of Virginia against Pfizer and certain subsidiaries of Pfizer relating to Celebrex. The plaintiffs seek to represent U.S. nationwide or multi-state classes consisting of persons or entities who directly purchased from the defendants, or indirectly purchased or reimbursed patients for some or all of the purchase price of, Celebrex or generic Celebrex from May 31, 2014 until the cessation of the defendants’ allegedly unlawful conduct. The plaintiffs allege delay in the launch of generic Celebrex in violation of federal antitrust laws or certain state antitrust, consumer protection and various other laws as a result of Pfizer fraudulently obtaining and improperly listing a patent on Celebrex, engaging in sham litigation and prolonging the impact of sham litigation through settlement activity that further delayed generic entry. Each of the actions seeks treble damages on behalf of the putative class for alleged price overcharges for Celebrex since May 31, 2014. In December 2014, the District Court granted the parties’ joint motions to consolidate the direct purchaser and end-payer cases, and all such cases were consolidated as of March 2015. In October 2014 and March 2015, we filed motions to dismiss the direct purchasers’ and end-payers’ amended complaints, respectively. In November 2015, the District Court denied in part and granted in part our motion to dismiss the direct purchasers’ amended complaint. In February 2016, the District Court denied in part and granted in part our motion to dismiss the end-payers’ amended complaint, and in August 2016, the District Court dismissed substantially all of the end-payer’s remaining claims.

Intravenous Saline Solution
Beginning in November 2016, purported class actions were filed in the U.S. District Court for the Northern District of Illinois against Hospira, Hospira Worldwide, Inc. and certain other defendants relating to intravenous saline solution. Plaintiffs seek to represent classes consisting of all persons and entities in the U.S. who directly purchased intravenous saline solution sold by any of the defendants from January 1, 2013 until the time the defendants’ allegedly unlawful conduct ceases. Plaintiffs allege that the defendants’ conduct restricts output and artificially fixes, raises, maintains and/or stabilizes the prices of intravenous saline solution sold throughout the U.S. in violation of federal antitrust laws. Plaintiffs seek treble damages (for themselves and on behalf of the putative classes) and an injunction against defendants for alleged price overcharges for intravenous saline solution in the U.S. since January 1, 2013. On February 3, 2017, we completed the sale of our global infusion therapy net assets, HIS, which includes intravenous saline solution, to ICU Medical.
Xtandi
In April 2014, the Regents of the University of California (the Regents) filed a complaint against the Medivation Group in California Superior Court in San Francisco. Medivation was acquired by Pfizer in September 2016 and is now a wholly-owned subsidiary of Pfizer. The Regents’ complaint seeks a 10% share, under a license agreement between the Medivation Group and the Regents, of certain payments the Medivation Group receives with respect to Xtandi under the Medivation Group’s sub-licensing and collaboration agreement with Astellas. Trial is scheduled to commence in May 2017.

Hormone Therapy Consumer Class Action
A certified consumer class action is pending against Wyeth in the U.S. District Court for the Southern District of California based on the alleged off-label marketing of its hormone therapy products. The case was originally filed in December 2003. The class consists of California consumers who purchased Wyeth’s hormone-replacement products between January 1995 and January 2003 and who do not seek personal injury damages therefrom. The class seeks compensatory and punitive damages, including a full refund of the purchase price.

Eliquis
A number of individual and multi-plaintiff lawsuits have been filed against us and Bristol-Myers Squibb Company in various federal and state courts pursuant to which plaintiffs seek to recover for personal injuries, including wrongful death, due to bleeding as a result of the alleged ingestion of Eliquis. Plaintiffs seek compensatory and punitive damages.

In February 2017, the federal actions were transferred for coordinated pre-trial proceedings to a Multi-District Litigation (In Re: Eliquis (Apixaban) Products Liability Litigation MDL-2754) in the U.S. District Court for the Southern District of New York.

A3. Legal Proceedings––Commercial and Other Matters

Average Wholesale Price Litigation
Pfizer, certain of its subsidiaries and other pharmaceutical manufacturers were sued in various state courts by a number of states alleging that the defendants provided average wholesale price (AWP) information for certain of their products that was higher than the actual average prices at which those products were sold. The AWP is used to determine reimbursement levels under Medicare Part B and Medicaid and in many private-sector insurance policies and medical plans. All but one of those actions have been resolved through settlement, dismissal or final judgment. The plaintiff state, Illinois, in the one remaining action claims that the alleged spread between the AWPs at which purchasers were reimbursed and the actual sale prices was promoted by the defendants as an incentive to purchase certain of their products. The action alleges, among other things, fraud and violation of the state’s unfair trade practices and consumer protection statutes and seeks monetary and other relief, including civil penalties and treble damages.
Monsanto-Related Matters
In 1997, Monsanto Company (Former Monsanto) contributed certain chemical manufacturing operations and facilities to a newly formed corporation, Solutia Inc. (Solutia), and spun off the shares of Solutia. In 2000, Former Monsanto merged with Pharmacia & Upjohn Company to form Pharmacia. Pharmacia then transferred its agricultural operations to a newly created subsidiary, named Monsanto Company (New Monsanto), which it spun off in a two-stage process that was completed in 2002. Pharmacia was acquired by Pfizer in 2003 and is a wholly-owned subsidiary of Pfizer.
In connection with its spin-off that was completed in 2002, New Monsanto assumed, and agreed to indemnify Pharmacia for, any liabilities related to Pharmacia’s former agricultural business. New Monsanto is defending and indemnifying Pharmacia in connection with various claims and litigation arising out of, or related to, the agricultural business.
In connection with its spin-off in 1997, Solutia assumed, and agreed to indemnify Pharmacia for, liabilities related to Former Monsanto’s chemical businesses. As the result of its reorganization under Chapter 11 of the U.S. Bankruptcy Code, Solutia’s indemnification obligations relating to Former Monsanto’s chemical businesses are limited to sites that Solutia has owned or operated. In addition, in connection with its spinoff that was completed in 2002, New Monsanto assumed, and agreed to indemnify Pharmacia for, any liabilities primarily related to Former Monsanto’s chemical businesses, including, but not limited to, any such liabilities that Solutia assumed. Solutia’s and New Monsanto’s assumption of, and agreement to, indemnify Pharmacia for these liabilities apply to pending actions and any future actions related to Former Monsanto’s chemical businesses in which Pharmacia is named as a defendant, including, without limitation, actions asserting environmental claims, including alleged exposure to polychlorinated biphenyls. Solutia and New Monsanto are defending and indemnifying Pharmacia in connection with various claims and litigation arising out of, or related to, Former Monsanto’s chemical businesses.

Environmental Matters
In 2009, we submitted to the U.S. Environmental Protection Agency (EPA) a corrective measures study report with regard to Pharmacia’s discontinued industrial chemical facility in North Haven, Connecticut and a revised site-wide feasibility study with regard to Wyeth Holdings Corporation’s discontinued industrial chemical facility in Bound Brook, New Jersey. In September 2010, our corrective measures study report with regard to the North Haven facility was approved by the EPA, and we commenced construction of the site remedy in late 2011 under an Updated Administrative Order on Consent with the EPA. In July 2011, Wyeth Holdings Corporation finalized an Administrative Settlement Agreement and Order on Consent for Removal Action (the 2011 Administrative Settlement Agreement) with the EPA with regard to the Bound Brook facility. In May 2012, we completed construction of an interim remedy to address the discharge of impacted groundwater from that facility to the Raritan River. In September 2012, the EPA issued a final remediation plan for the Bound Brook facility’s main plant area, which is generally in accordance with one of the remedies evaluated in our revised site-wide feasibility study. In March 2013, Wyeth Holdings Corporation (now Wyeth Holdings LLC) entered into an Administrative Settlement Agreement and Order on Consent with the EPA to allow us to undertake detailed engineering design of the remedy for the main plant area and to perform a focused feasibility study for two adjacent lagoons. In September 2015, the U.S., on behalf of the EPA, lodged a complaint and consent decree with the federal District Court for the District of New Jersey that will allow Wyeth Holdings LLC to complete the design and to implement the remedy for the main plant area. In December 2015, the consent decree (which supersedes the 2011 Administrative Settlement Agreement) was entered by the District Court. We have accrued for the estimated costs of the site remedy for the North Haven facility and the site remediation for the Bound Brook facility.

We are a party to a number of other proceedings brought under the Comprehensive Environmental Response, Compensation, and Liability Act of 1980, as amended, and other state, local or foreign laws in which the primary relief sought is the cost of past and/or future remediation.
A4. Legal Proceedings––Government Investigations

Like other pharmaceutical companies, we are subject to investigations and extensive regulation by government agencies in the U.S., other developed markets and multiple emerging markets in which we operate. As a result, we have interactions with government agencies on an ongoing basis. Criminal charges, and substantial fines and/or civil penalties, as well as limitations on our ability to conduct business in applicable jurisdictions, could result from government investigations. Among the investigations by government agencies are the matters discussed below.

Phenytoin Sodium Capsules
In 2012, Pfizer sold the U.K. Marketing Authorisation for phenytoin sodium capsules to a third party, but retained the right to supply the finished product to that third party. In May 2013, the U.K. Competition & Markets Authority (CMA) informed us that it had launched an investigation into the supply of phenytoin sodium capsules in the U.K. market. In August 2015, the CMA issued a Statement of Objections alleging that Pfizer and Pfizer Limited, a U.K. subsidiary, engaged in conduct that violates U.K. and EU antitrust laws. In December 2016, the CMA imposed a £84 million fine on Pfizer and Pfizer Limited. Pfizer appealed the CMA Decision to The Competition Appeal Tribunal in February 2017.

Civil Investigative Demand relating to Pharmacy Benefit Managers
In March 2016, Pfizer received a Civil Investigative Demand from the U.S. Attorney’s Office for the Southern District of New York related to Pfizer’s contractual relationships with pharmacy benefit managers with respect to certain pharmaceutical products over the period from January 1, 2006 to the present. We have been providing information to the government in response to this Civil Investigative Demand.

Subpoenas relating to Copayment Assistance Organizations
In December 2015 and July 2016, Pfizer received subpoenas from the U.S. Attorney’s Office for the District of Massachusetts requesting documents related to the Patient Access Network Foundation and other 501(c)(3)  organizations that provide  financial assistance to Medicare patients. We have been providing information to the government in response to these subpoenas.

A5. Legal Proceedings––Matters Resolved During 2016

During 2016, certain matters, including the matters discussed below, were resolved or were the subject of definitive settlement agreements or settlement agreements-in-principle.

Sutent (sunitinib malate)
In May 2010, Mylan Pharmaceuticals notified us that it had filed an abbreviated new drug application with the FDA seeking approval to market a generic version of Sutent and challenging on various grounds the Sutent composition-of-matter patent, which expires in 2021, and two other patents that expire in 2020 and 2021, respectively. In June 2010, we filed suit against Mylan Pharmaceuticals in the U.S. District Court for the District of Delaware asserting the infringement of those three patents. The patent expiring in 2020 was dismissed from the case prior to trial. In October 2014, the court held that the two patents expiring in 2021 were valid and infringed. In October 2014, Mylan Pharmaceuticals appealed the decision to the U.S. Court of Appeals for the Federal Circuit. In January 2016, the U.S. Court of Appeals for the Federal Circuit affirmed the District Court’s decision upholding the validity and infringement of the two patents expiring in 2021.
Protonix
In 2009, the U.S. Department of Justice (DOJ) filed a civil complaint in intervention in two qui tam actions that had been filed under seal in the U.S. District Court for the District of Massachusetts. The complaint alleged that Wyeth’s practices relating to the pricing for Protonix for Medicaid rebate purposes between 2001 and 2006, prior to Wyeth’s acquisition by Pfizer, violated the Federal Civil False Claims Act and federal common law. The two qui tam actions have been unsealed, and the complaints included substantially similar allegations. In addition, in 2009, several states and the District of Columbia filed a complaint under the same docket number in the U.S. District Court for the District of Massachusetts asserting violations of various state laws based on allegations substantially similar to those set forth in the civil complaint filed by the DOJ. On February 12, 2016, Wyeth and the DOJ reached an agreement in principle to resolve the actions pending in the U.S. District Court for the District of Massachusetts for $784.6 million, which was recorded in Other (income)/deductions––net for the year ended December 31, 2015 and paid on April 29, 2016. In April 2016, the agreement was finalized. The final agreement does not include an admission of liability by Wyeth. In August 2016, the Court entered an Order of Dismissal.
Effexor XR (venlafaxine HCl)
In 2006, Wyeth and Wyeth Canada Limited (the Wyeth companies) filed an action in the Federal Court in Canada against Ratiopharm Inc. (Ratiopharm) seeking to prevent Ratiopharm from obtaining approval in Canada for its generic version of Effexor XR prior to the expiration of one of the Wyeth companies’ patents. As a result of that action, Ratiopharm was enjoined from obtaining regulatory approval for its generic product. However, in August 2007, the Federal Court of Appeal in Canada ruled that the patent at issue could not be asserted against Ratiopharm under the applicable Canadian regulations governing approvals, and it dismissed the Wyeth companies’ action.

Following the dismissal, in 2007, Ratiopharm filed an action in the Federal Court in Canada seeking damages from the Wyeth companies for preventing Ratiopharm from marketing its generic version of Effexor XR in Canada from January 2006 through August 2007. The Federal Court dismissed Ratiopharm’s action in 2011, but the Federal Court of Appeal reinstated it in 2012. In 2011 and 2012, Pfizer made payments to Teva Canada Limited, which had acquired Ratiopharm, totaling Canadian dollars 52.5 million in partial settlement of this action.

The trial in this action was held in January 2014, and the Federal Court issued various findings in March 2014. On June 30, 2014, the Federal Court issued a judgment based on those findings, awarding Teva Canada Limited damages of approximately Canadian dollars 125 million, consisting of compensatory damages, pre-judgment interest and legal costs. This judgment was satisfied by Pfizer Canada Inc., as successor to the Wyeth companies, in July 2014. In September 2014, Pfizer Canada Inc. appealed the judgment and, in May 2016, the Federal Court of Appeal vacated the lower court’s decision and remanded the case to the lower court for further proceedings. The lower court will determine whether to affirm, decrease or raise this amount. Ratiopharm has sought leave from the Canada Supreme Court to review the decision of the Court of Appeal.

Lipitor Whistleblower Action
In 2004, a former employee filed a “whistleblower” action against us in the U.S. District Court for the Eastern District of New York. The complaint remained under seal until September 2007, at which time the U.S. Attorney for the Eastern District of New York declined to intervene in the case. We were served with the complaint in December 2007. Plaintiff alleges off-label promotion of Lipitor in violation of the Federal Civil False Claims Act and the false claims acts of certain states, and plaintiff seeks treble damages and civil penalties on behalf of the federal government and the specified states as the result of their purchase, or reimbursement of patients for the purchase, of Lipitor allegedly for such off-label uses. Plaintiff also seeks compensation as a whistleblower under those federal and state statutes. In addition, plaintiff alleges that he was wrongfully terminated, in violation of the anti-retaliation provisions of applicable federal and New York law, and plaintiff seeks damages and the reinstatement of his employment. In 2009, the District Court dismissed without prejudice the off-label promotion claims and, in 2010, plaintiff filed an amended complaint containing off-label promotion allegations that are substantially similar to the allegations in the original complaint. In November 2012, the District Court dismissed the amended complaint. In December 2012, plaintiff appealed the District Court's decision to the U.S. Court of Appeals for the Second Circuit. In August 2014, the U.S. Court of Appeals for the Second Circuit dismissed the appeal for lack of jurisdiction and sent the case back to the District Court for clarification of its ruling regarding the plaintiff's employment claims. In November 2014, the District Court granted plaintiff’s motion for a partial final judgment certifying the dismissal of the false claims counts, and plaintiff appealed the order dismissing those claims to the U.S. Court of Appeals for the Second Circuit. In May 2016, the U.S. Court of Appeals for the Second Circuit affirmed the District Court’s dismissal of the false claims counts, and it subsequently denied a petition for panel rehearing. The plaintiff’s time to file a petition for certiorari requesting a review by the U.S. Supreme Court expired in January 2017. In November 2016, the District Court administratively closed plaintiff’s employment law claims, subject to Plaintiff requesting to reopen them by January 2017. In December 2016, plaintiff’s request to reopen the case to consider his employment law claims was granted. We expect to resolve plaintiff’s employment claims on terms not material to Pfizer.

Celebrex and Bextra
Beginning in late 2004, several purported class actions were filed in federal and state courts alleging that Pfizer and certain of our current and former officers violated federal securities laws by misrepresenting the safety of Celebrex and Bextra. In June 2005, the federal actions were transferred for consolidated pre-trial proceedings to a Multi-District Litigation (In re Pfizer Inc. Securities, Derivative and “ERISA” Litigation MDL-1688) in the U.S. District Court for the Southern District of New York. In March 2012, the court in the Multi-District Litigation certified a class consisting of all persons who purchased or acquired Pfizer stock between October 31, 2000 and October 19, 2005. In May 2014, the court in the Multi-District Litigation granted Pfizer’s motion to exclude the testimony of the plaintiffs’ loss causation and damages expert. We subsequently filed a motion for summary judgment seeking dismissal of the litigation, and the plaintiffs filed a motion for leave to submit an amended report by their expert. In July 2014, the court denied the plaintiffs’ motion for leave to submit an amended report and granted our motion for summary judgment, dismissing the plaintiffs’ claims in their entirety. In August 2014, the plaintiffs appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit. In April 2016, the U.S. Court of Appeals for the Second Circuit reversed the District Court’s decision and remanded the case to the District Court for further proceedings. In July 2016, the parties reached an agreement in principle to resolve this matter for all defendants for $486 million, which was recorded in Other (income)/deductions––net for the year ended December 31, 2016, and was paid in accordance with the terms of the settlement agreement. In December 2016, the District Court approved the settlement agreement.

B. Guarantees and Indemnifications

In the ordinary course of business and in connection with the sale of assets and businesses, we often indemnify our counterparties against certain liabilities that may arise in connection with the transaction or related to activities prior to the transaction. These indemnifications typically pertain to environmental, tax, employee and/or product-related matters and patent-infringement claims. If the indemnified party were to make a successful claim pursuant to the terms of the indemnification, we would be required to reimburse the loss. These indemnifications are generally subject to threshold amounts, specified claim periods and other restrictions and limitations. Historically, we have not paid significant amounts under these provisions and, as of December 31, 2016, recorded amounts for the estimated fair value of these indemnifications were not significant.

Pfizer Inc. has also guaranteed the long-term debt of certain companies that it acquired and that now are subsidiaries of Pfizer.

C. Purchase Commitments

As of December 31, 2016, we had agreements totaling $4.7 billion to purchase goods and services that are enforceable and legally binding and include amounts relating to advertising, information technology services, employee benefit administration services, and potential milestone payments deemed reasonably likely to occur.